Schedule of power plant (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 1,032
Cemig Geracao Camargos [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 9
Jul 03, 2046	Jan. 15, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Cemig Geracao Itutinga [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 8
Jul 03, 2046	Jan. 15, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Dona Rita [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jul. 03, 2046
Extension in years	4 years
[custom:NewEndOfConcession]	Jul. 19, 2050
Ervalia [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jul. 03, 2046
Extension in years	9 months 18 days
[custom:NewEndOfConcession]	Apr. 19, 2047
Neblina [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jul. 03, 2046
Extension in years	9 months 18 days
[custom:NewEndOfConcession]	Apr. 19, 2047
Peti [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jan. 05, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Sinceridade [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jul. 03, 2046
Extension in years	8 months 12 days
[custom:NewEndOfConcession]	Mar. 12, 2047
Tronqueiras [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jan. 05, 2046
Extension in years	1 year
[custom:NewEndOfConcession]	Dec. 26, 2046
Cajuru Cemig [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jan. 05, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Cemig Geracao Salto Grande [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 40
Jul 03, 2046	Jan. 05, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Cemig Geracao Sul [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 2
Coronel Domiciano [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jul. 03, 2046
Extension in years	9 months 18 days
[custom:NewEndOfConcession]	Apr. 11, 2047
Joasal [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 1
Jul 03, 2046	Jan. 05, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Marmelos [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jan. 05, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Paciencia [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jan. 05, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Piau [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 1
Jul 03, 2046	Jan. 05, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Cemig Geracao Tres Marias [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 116
Jul 03, 2046	Jan. 05, 2046
Extension in years	7 years
[custom:NewEndOfConcession]	Jan. 03, 2053
Cemig Poco Fundo [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 1
Jul 03, 2046	May 29, 2045
Extension in years	7 years
[custom:NewEndOfConcession]	May 27, 2052
Cemig P C H Pai Joaquim [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Apr. 04, 2032
Extension in years	4 months 24 days
[custom:NewEndOfConcession]	Sep. 14, 2032
Machado Mineiro [Member]
IfrsStatementLineItems [Line Items]
Jul 03, 2046	Jul. 08, 2025
Extension in years	1 year 10 months 25 days
[custom:NewEndOfConcession]	May 21, 2027
Rosal [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 9
Jul 03, 2046	May 08, 2032
Extension in years	3 years 7 months 6 days
[custom:NewEndOfConcession]	Dec. 12, 2035
Sa Carvalho [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 39
Jul 03, 2046	Dec. 01, 2024
Extension in years	1 year 8 months 12 days
[custom:NewEndOfConcession]	Aug. 27, 2026
Total [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 226
Nova Ponte [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 255
Jul 03, 2046	Jul. 23, 2025
Extension in years	2 years 1 month 6 days
[custom:NewEndOfConcession]	Aug. 11, 2027
Irape [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 105
Jul 03, 2046	Feb. 28, 2035
Extension in years	2 years 7 months 6 days
[custom:NewEndOfConcession]	Sep. 18, 2037
Queimado [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 19
Jul 03, 2046	Dec. 18, 2032
Extension in years	1 year 9 months 18 days
[custom:NewEndOfConcession]	Jun. 26, 2034
Sao Bernardo Cemig [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 1
Jul 03, 2046	Aug. 19, 2025
Extension in years	1 year 10 months 25 days
[custom:NewEndOfConcession]	Jun. 27, 2027
Emborcacao [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 426
Jul 03, 2046	Jul. 23, 2025
Extension in years	1 year 9 months 18 days
[custom:NewEndOfConcession]	May 26, 2027
Total Cemig G T [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsRightToExtensionOfConcession]	R$ 806